Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Bonds Payable [Abstract]
Summary of Bonds Payable

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Unsecured domestic bonds	$30,500	$30,500
Less: Discounts on bonds payable	(17)	(12)
	$30,483	$30,488
Less: Current portion	—	(8,799)
	$30,483	$21,689

Summary of Major Terms of Unsecured Domestic Bonds Issued

The major terms of unsecured domestic bonds issued by Chunghwa were as follows:

Issuance	Tranche	Issuance Period	Total Amount	Coupon Rate	Repayment and Interest Payment
2020-1	A	July 2020 to July 2025	$8,800	0.50%	One-time repayment upon maturity; interest payable annually
	B	July 2020 to July 2027	7,500	0.54%	The same as above
	C	July 2020 to July 2030	3,700	0.59%	The same as above
2021-1	A	April 2021 to April 2026	1,900	0.42%	The same as above
	B	April 2021 to April 2028	4,100	0.46%	The same as above
	C	April 2021 to April 2031	1,000	0.50%	The same as above
2022-1 (Sustainable Bond)	—	March 2022 to March 2027	3,500	0.69%	The same as above